Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions

6.	Related Party and Party-In-Interest Transactions
The Plan includes participant investments in Altria Stock. Altria is the sponsor of the Plan and, accordingly, these investments represents party-in-interest transactions under ERISA. During the years ended 2025 and 2024, participant purchases of Altria Stock were approximately $325 million and $293 million, respectively, and participant sales of Altria Stock were approximately $367 million and $390 million, respectively. Net appreciation (including dividends) on Altria Stock investments was approximately $247 million for the year ended December 31, 2025.
Investments in collective investment funds include a portion managed by SSIM, formerly known as SSgA, an affiliate of State Street. State Street served as trustee, as defined by the Plan, of Master Trust A prior to the Transition and was a party-in-interest. Beginning on the Transition Date, State Street provided sub-custodial services with respect to certain Plan assets held in the Master Trust and, accordingly, represented a party-in-interest as of December 31, 2025. The investment balance in collective investment funds managed by SSIM was approximately $1,089 million and $1,009 million as of December 31, 2025 and 2024, respectively.
These investments and transactions in these investments do not constitute prohibited transactions under ERISA.